UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   28-Apr-11

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Informational Table Entry Total           82

Form 13F Information Table Value Total:     $ 100,164

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1474    15770 SH       Sole                     1955             13815
                                                                79      850 SH                                                   850
AFLAC Inc.                     COM              001055102     1256    23790 SH       Sole                     2670             21120
                                                                26      500 SH                                                   500
Apple Computer Inc             COM              037833100      601     1725 SH       Sole                                       1725
Archer-Daniels-Midland Company COM              039483102     1524    42315 SH       Sole                     5500             36815
                                                                17      475 SH                                                   475
Auto Data Processing           COM              053015103     1821    35498 SH       Sole                     4225             31273
                                                                87     1705 SH                                                  1705
Becton, Dickinson & Company    COM              075887109     1713    21515 SH       Sole                     2840             18675
                                                                68      850 SH                                                   850
Bemis Company                  COM              081437105     1535    46795 SH       Sole                     6140             40655
                                                                84     2575 SH                                 100              2475
Berkshire Hathaway, Inc. New C COM              084670207      243     2900 SH       Sole                                       2900
C.R. Bard Inc.                 COM              067383109     1914    19260 SH       Sole                     2380             16880
                                                               105     1060 SH                                                  1060
CenturyLink, Inc.              COM              156700106     1609    38720 SH       Sole                     4770             33950
                                                                70     1675 SH                                  75              1600
Chubb Corp.                    COM              171232101     1846    30105 SH       Sole                     3525             26580
                                                                97     1575 SH                                  50              1525
Cognizant Technology Solutions COM              192446102     1468    18030 SH       Sole                     2320             15710
                                                                35      425 SH                                                   425
Cohen Steers Realty Ishares    COM              464287564     1358    19370 SH       Sole                     2200             17170
                                                                19      275 SH                                                   275
Disney (Walt) Holding Co.      COM              254687106      134     3100 SH       Sole                                       3100
                                                               159     3680 SH                                                  3680
Emerson Electric Company       COM              291011104     2080    35590 SH       Sole                     3700             31890
                                                                76     1300 SH                                  50              1250
Exxon Mobil Corp.              COM              30231G102     3028    35997 SH       Sole                     4180             31817
                                                               427     5075 SH                                                  5075
General Mills Inc.             COM              370334104      201     5500 SH       Sole                                       5500
Hormel Foods Corp.             COM              440452100     1380    49585 SH       Sole                     5930             43655
                                                                41     1490 SH                                                  1490
IBM Corp.                      COM              459200101     1758    10780 SH       Sole                     1420              9360
                                                               351     2150 SH                                                  2150
Johnson & Johnson              COM              478160104     1316    22211 SH       Sole                     2350             19861
                                                                33      550 SH                                                   550
Lowe's Companies, Inc.         COM              548661107     1546    58505 SH       Sole                     7460             51045
                                                                72     2725 SH                                                  2725
MSCI EAFE Ishares              COM              464287465     4290    71397 SH       Sole                     7190             64207
                                                                59      990 SH                                 290               700
MSCI Emerging Markets Ishares  COM              464287234     8739   179560 SH       Sole                    18015            161545
                                                               110     2259 SH                                  99              2160
Oracle Corporation             COM              68389X105     1560    46675 SH       Sole                     5555             41120
                                                                37     1100 SH                                                  1100
P P G Industries Inc.          COM              693506107     2094    21991 SH       Sole                     2825             19166
                                                                31      325 SH                                  50               275
PepsiCo Inc.                   COM              713448108     1843    28610 SH       Sole                     4407             24203
                                                               327     5075 SH                                                  5075
Procter & Gamble Co.           COM              742718109      577     9371 SH       Sole                                       9371
                                                               203     3292 SH                                                  3292
Questar Corp.                  COM              748356102     1270    72775 SH       Sole                     9410             63365
                                                                19     1100 SH                                 100              1000
Rogers Int'l Commodity Index   COM              870297801     4943   488965 SH       Sole                    45100            443865
                                                                64     6300 SH                                                  6300
S&P Mid Cap 400 Ishares        COM              464287507    12823   129905 SH       Sole                    13075            116830
                                                               170     1725 SH                                 100              1625
S&P Small Cap 600 Ishares      COM              464287804     7936   107881 SH       Sole                    11630             96251
                                                               123     1675 SH                                 100              1575
SPDR Gold Trust                COM              78463V107      255     1826 SH       Sole                       50              1776
Schlumberger Ltd.              COM              806857108     2903    31123 SH       Sole                     3400             27723
                                                               196     2100 SH                                                  2100
Sigma Aldrich Corp.            COM              826552101     1397    21946 SH       Sole                     2810             19136
                                                                92     1450 SH                                                  1450
Southern Company               COM              842587107     2159    56648 SH       Sole                     6300             50348
                                                               320     8390 SH                                 300              8090
Standard & Poor's 500 Dep. Rec COM              78462f103      969     7306 SH       Sole                      524              6782
                                                                23      170 SH                                                   170
Stanley Black & Decker         COM              854502101     2001    26120 SH       Sole                     3570             22550
                                                                36      475 SH                                                   475
Stryker Corp.                  COM              863667101     2593    42645 SH       Sole                     3875             38770
                                                                27      450 SH                                                   450
Target Corp.                   COM              87612E106     1439    28775 SH       Sole                     3695             25080
                                                                68     1350 SH                                                  1350
Tortoise Energy Infrastructure COM              89147l100     2054    51110 SH       Sole                     6079             45031
                                                                59     1475 SH                                                  1475
U.S. Bancorp Del New           COM              902973304     1114    42146 SH       Sole                     5525             36621
                                                                20      775 SH                                                   775
WW Grainger                    COM              384802104     2024    14700 SH       Sole                     1965             12735
                                                                86      625 SH                                                   625
Walgreen Company               COM              931422109     1422    35430 SH       Sole                     4335             31095
                                                                39      965 SH                                                   965